Updating Summary Prospectus

ONcore Wrap

Issued by
The Ohio National Life Insurance Company
Through
Ohio National Variable Account A

May 1, 2023

The prospectus for ONcore Wrap contains more information about the ONcore Wrap contract, including its features, benefits, and risks. You can find the current prospectus and other information about the ONcore Wrap contract online at Ohionational.com/variableproducts. You can also obtain this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@constellationinsurance.com.

This Updating Summary Prospectus summarizes certain key features of your ONcore Wrap contract. This Updating Summary Prospectus also provides a summary of ONcore Wrap features that have changed since April 29, 2022.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from The Ohio National Life Insurance Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from The Ohio National Life Insurance Company electronically by visiting constellationinsurance.com, logging into your account and electing e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform The Ohio National Life Insurance Company that you wish to continue receiving paper copies of your shareholder reports by contacting us at 888.925.6446. Your election to receive reports in paper will apply to all Funds available under your contract.

Form 8504.1-USP

Glossary

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA account.

DCA — Dollar cost averaging.

Enhanced DCA Account — An account available for purchase payments, subject to certain limitations, that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio.

Fixed Accumulation Account — A subset of our general account that guarantees a fixed return for a specified period of time and guarantees the principal against loss.

Fund — A mutual fund in which subaccount assets may be invested. See Appendix A.

Ohio National Life – The Ohio National Life Insurance Company, the depositor of the contract.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA — Ohio National Variable Account A, a separate account of Ohio National Life consisting of assets segregated from Ohio National Life’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

We, Us, Our — We, us and our refer to Ohio National Life.

You — You means the owner(s) of the contract or the last surviving owner’s estate if all owners are deceased.

Form 8504.1-USP

Summary of Contract Features That Have Changed

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated April 29, 2022. This may not reflect all of the changes that have occurred since you entered into your contract.

Availability of Funds

●	On May 20, 2022, ONLIC and VAA substituted the following Existing Portfolio with the Replacement Portfolio as shown below:

Existing Portfolio	Replacement Portfolio
Franklin Multi-Asset Dynamic Multi-Strategy VIT (Class I)	ON Risk Managed Balanced Portfolio

●	On October 14, 2022, the ON iShares Managed Risk Moderate Growth Portfolio and ON iShares Managed Risk Growth Portfolio became available investment options.

●	On October 14, 2022, ONLIC and VAA substituted the following Existing Portfolios with the Replacement Portfolios as shown below:

Existing portfolio	Replacement Portfolio
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	ON BlackRock Advantage Large Cap Growth Portfolio
TOPS® Managed Risk Balanced ETF Portfolio (Class 2 and Class 3 shares)	ON iShares Managed Risk Balanced Portfolio
TOPS® Managed Risk Growth ETF Portfolio (Class 2 and Class 3 shares)	ON iShares Managed Risk Growth Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2 and Class 3 shares)	ON iShares Managed Risk Moderate Growth Portfolio

●

On or about April 28, 2023, the PSF PGIM Jennison Focused Blend Portfolio, PSF PGIM Jennison Growth Portfolio, and AB VPS Growth & Income Portfolio will no longer be available investment options to clients who do not currently have value allocated to them.

●

On or about May 1, 2023, the following Target Portfolios will no longer be available investment options and will reorganize into the corresponding Acquiring Portfolios. Additionally, the Acquiring Portfolios will become available investment options to clients that have value allocated to the Target Portfolios at the time of the reorganization.

Target Portfolio	Acquiring Portfolio
JPMorgan Insurance Trust Small Cap Core Portfolio	LVIP JPMorgan Small Cap Core Fund
JPMorgan Insurance Trust Mid Cap Value Portfolio	LVIP JPMorgan Mid Cap Value Fund

Fee Changes

The following shows the minimum and maximum total operating expenses deducted from the assets of the Funds (before any fee waiver or expense reimbursement) during the year ended December 31, 2022:

Annual Fee	Minimum	Maximum
Investment options (Fund fees and expenses)	0.34%	1.80%

Other Fund Changes

●

As of May 9, 2022: the Franklin Allocation VIP Fund added Brandywine Global Investment Management, LLC as a sub-adviser. Additionally, as of June 13, 2022, Western Asset Management Company, LLC and Western Asset Management Company Limited were also added as sub-advisers.

Form 8504.1-USP

●

As of August 19, 2022: the ON Janus Henderson U.S. Low Volatility Portfolio changed its name to ON U.S. Low Volatility Portfolio. Additionally, its sub-adviser changed from Janus Henderson Investors US LLC to Intech Investment Management LLC.

●	On or about May 1, 2023: the AB VPS Growth & Income Portfolio is changing its name to AB VPS Relative Value Portfolio.

Form 8504.1-USP

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal	None.			Deductions and Expenses –Surrender Charge
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions, such as when you transfer Contract value between investment options more than 12 times per contract year, take more than 14 withdrawals in a contract year or for special requests (such as wire transfers or overnight mail).

Deductions and Expenses –Withdrawal Fee and Transfer Fee
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Deductions and Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	0.65%[1]	0.65%[1]
	2. Investment options (Fund fees and expenses)	0.34%[2]	1.80%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.50%[3]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST ESTIMATE: $904	HIGHEST ANNUAL COST ESTIMATE: $5,224

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of contract classes and Fund fees and expenses

● No optional benefits

● No sales charges

● No additional purchase payments, transfers or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of contract classes, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers or withdrawals

1	As a percentage of average Contract Value in the separate account.
2	As a percentage of average Fund net assets.
3

The minimum fee reflects the current charge for the least expensive optional benefit, the GEB, calculated as an annualized percentage of the Contract Value on a contract anniversary. The maximum fee reflects the current charge for the most expensive optional benefit, the Income Opportunity GLWB (Joint Life), calculated as an annualized percentage of the amount that is guaranteed under the optional benefit.

Form 8504.1-USP

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The benefits of tax deferral and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.

Each investment option (including the Fixed Accumulation Account and the Enhanced DCA Account) has its own unique risks.

You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks of Investing in the Contract
Insurance Company Risks

Any obligations (including under the Fixed Accumulation Account), guarantees, and benefits of the contract are subject to the claims-paying ability of Ohio National Life. More information about Ohio National Life, including our financial strength ratings, is available upon request by calling us at 888.925.6446.

Principal Risks of Investing in the Contract
RESTRICTIONS
Investments

We reserve the right to charge $10 for each transfer when you transfer money between subaccounts in excess of 12 times in a contract year.

We reserve the right to limit transfers in circumstances of frequent or large transfers.

We reserve the right to remove, close or substitute Funds as investment options that are available under the contract.

Investment Options – The Funds; Deductions and Expenses – Transfer Fee; and Accumulation Period – Transfers Among Subacccounts
Optional Benefits

Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change the investment restrictions in the future, including limiting the investment options available with the optional benefit.

Certain optional benefits could limit subsequent purchase payments.

Certain benefits may limit withdrawals or other rights under the contract. Under certain benefits, withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value of or even terminate the benefit.

Death Benefit – Optional Death Benefit Riders and Optional Living Benefit Riders
TAXES
Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this contract.

If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Federal Tax Status

Form 8504.1-USP

CONFLICTS OF INTEREST
Investment Professional Compensation

Although the contracts are no longer offered for new sales, firms and their registered representatives that sold the contracts may still be paid for those sales. Your investment professional may receive compensation for having sold this contract to you in the form of commissions, service fees, additional cash benefits (e.g. bonuses), and non-cash compensation. Accordingly, investment professionals may have had a financial incentive to offer or recommend this contract over another investment.

Ohio National Life
Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing contract.

N/A

Form 8504.1-USP

Appendix A

Funds Available Under the Contract

The following is a list of Funds available under the contract, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. You can find the prospectuses and other information about the Funds online at Ohionational.com/variableproducts. You can also request this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@constellationinsurance.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Allocation	ON Moderately Conservative Model Portfolio Adviser: Ohio National Investments, Inc.	1.00%	-15.12%	2.35%	N/A
Allocation	ON Balanced Model Portfolio Adviser: Ohio National Investments, Inc.	0.99%	-15.75%	3.23%	N/A
Allocation	ON Moderate Growth Model Portfolio Adviser: Ohio National Investments, Inc.	0.99%	-17.17%	4.14%	N/A
Allocation	ON Growth Model Portfolio Adviser: Ohio National Investments, Inc.	1.03%	-18.29%	4.98%	N/A
Corporate Bond	ON Bond Portfolio Adviser: Ohio National Investments, Inc.	0.61%	-15.19%	0.36%	1.72%
Allocation	ON BlackRock Balanced Allocation Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.55%	-18.41%	4.41%	9.49%
Large Cap Blend Equity	ON S&P 500® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.38%	-18.42%	9.01%	12.10%
Foreign Large Cap Blend Equity	ON BlackRock Advantage International Equity Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.89%	-13.47%	1.86%	2.91%
Large Cap Growth Equity	ON Janus Henderson Forty Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Janus Henderson Investors US LLC	0.85%	-33.92%	9.13%	12.49%
Mid Cap Growth Equity	ON AB Mid Cap Core Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.88%	-23.31%	7.12%	9.83%
High Yield Bond	ON Federated High Income Bond Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Federated Investment Management Company	0.84%	-11.43%	1.96%	3.70%
Intermediate Core-Plus Bond	ON Federated Core Plus Bond Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Federated Investment Management Company	0.57%	-12.78%	N/A	N/A
Large Cap Value Equity	ON BlackRock Advantage Large Cap Value Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.73%	-8.97%	5.25%	8.81%

Form 8504.1-USP

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Small Cap Growth Equity	ON AB Small Cap Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.85%	-28.73%	4.47%	10.17%
Large Cap Growth Equity	ON Nasdaq-100® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.43%	-32.57%	11.92%	15.90%
Large Cap Blend Equity	ON BlackRock Advantage Large Cap Core Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.69%	-19.56%	5.89%	12.10%
Small Cap Growth Equity	ON BlackRock Advantage Small Cap Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.86%	-26.12%	5.59%	9.09%
Mid Cap Blend Equity	ON S&P MidCap 400® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.42%	-13.40%	6.27%	9.31%
Large Cap Growth Equity	ON BlackRock Advantage Large Cap Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.75%	-32.56%	6.20%	11.98%
Allocation	ON iShares Managed Risk Balanced Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.69%	-15.84%	N/A	N/A
Allocation	ON iShares Managed Risk Moderate Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.69%	N/A	N/A	N/A
Allocation	ON iShares Managed Risk Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.70%	N/A	N/A	N/A
Large Cap Blend Equity	ON U.S. Low Volatility Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Intech Investment Management LLC	0.61%	-7.33%	N/A	N/A
Allocation	ON Risk Managed Balanced Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.88%	-22.62%	6.20%	N/A
Allocation	AB VPS Global Risk Allocation-Moderate Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	0.79%*	-14.07%	1.94%	N/A
Large Cap Value Equity	AB VPS Relative Value Portfolio (Class B Shares)(1) Adviser: AllianceBernstein L.P.	0.84%	-4.42%	7.82%	11.10%
Small Cap Growth Equity	AB VPS Small Cap Growth Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	1.15%*	-39.26%	6.51%	10.56%
Foreign Large Cap Growth Equity	Invesco V.I. EQV International Equity Fund (Series II Shares) Adviser: Invesco Advisers, Inc.	1.16%	-18.50%	1.26%	4.15%
Allocation	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares) Adviser: Invesco Advisers, Inc.	1.13%*	-14.52%	1.94%	3.29%

Form 8504.1-USP

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Cap Blend Equity	Appreciation Portfolio (Service Shares) Adviser: BNY Mellon Investment Adviser, Inc.	1.08%	-18.25%	10.03%	10.82%
Mid Cap Growth Equity	Federated Hermes Kaufmann Fund II (Service Shares) Adviser: Federated Equity Management Company of Pennsylvania Subadviser: Federated Global Investment Management Corp.	1.80%	-30.26%	4.85%	10.53%
Mid Cap Blend Equity	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.86%	-14.97%	5.68%	9.69%
Large Cap Growth Equity	Fidelity® VIP Growth Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.86%	-24.64%	12.14%	14.52%
Money Market	Fidelity® VIP Government Money Market Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Subadviser: Fidelity Investments Money Management, Inc.	0.34%	0.80%	0.91%	0.53%
Large Cap Value Equity	Fidelity® VIP Equity-Income Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.76%	-5.25%	7.88%	9.91%
Real Estate Equity	Fidelity® VIP Real Estate Portfolio (Service Class 2) Adviser: Fidelity SelectCo, LLC	0.89%	-27.69%	1.45%	4.85%
Allocation	Fidelity® VIP Target Volatility Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.73%*	-15.65%	2.81%	N/A
Allocation	Franklin VolSmart Allocation VIP Fund (Class 5) Adviser: Franklin Advisers, Inc.	0.90%*	-12.27%	5.73%	N/A
Allocation	Franklin Allocation VIP Fund (Class 4) Adviser: Franklin Advisers, Inc. Subadviser: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, ClearBridge Investments, LLC, Brandywine Global Investment Management, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%*	-16.19%	2.46%	5.44%
Allocation	Franklin Income VIP Fund (Class 2)(2) Adviser: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Allocation	Franklin DynaTech VIP Fund (Class 2)(2) Adviser: Franklin Advisers, Inc.	0.96%*	-39.96%	6.45%	9.88%
Allocation	Templeton Foreign VIP Fund (Class 2)(2) Adviser: Templeton Investment Counsel, LLC	1.09%*	-7.61%	-1.97%	1.47%
Allocation	Franklin Income VIP Fund (Class 4)(2) Adviser: Franklin Advisers, Inc.	0.81%	-5.59%	4.19%	5.40%
Allocation	Franklin DynaTech VIP Fund (Class 4)(2) Adviser: Franklin Advisers, Inc.	1.06%*	-40.20%	6.29%	9.74%
Allocation	Templeton Foreign VIP Fund (Class 4)(2) Adviser: Templeton Investment Counsel, LLC	1.19%*	-7.75%	-2.08%	1.36%
Large Cap Value Equity	Goldman Sachs Large Cap Value Fund (Institutional Shares)(3) Adviser: Goldman Sachs Asset Management, L.P.	0.71%*	-6.37%	6.86%	9.40%
Large Cap Blend Equity	Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)(3) Adviser: Goldman Sachs Asset Management, L.P.	0.57%*	-19.74%	7.48%	12.15%

Form 8504.1-USP

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Cap Blend Equity	Goldman Sachs Strategic Growth Fund (Institutional Shares)(3) Adviser: Goldman Sachs Asset Management, L.P.	0.75%*	-32.52%	9.17%	12.39%
Large Cap Value Equity	Goldman Sachs Large Cap Value Fund (Service Shares)(3) Adviser: Goldman Sachs Asset Management, L.P.	0.94%*	-6.57%	6.61%	9.14%
Large Cap Blend Equity	Goldman Sachs U.S. Equity Insights Fund (Service Shares)(3) Adviser: Goldman Sachs Asset Management, L.P.	0.78%*	-19.90%	7.25%	11.91%
Large Cap Blend Equity	Goldman Sachs Strategic Growth Fund (Service Shares)(3) Adviser: Goldman Sachs Asset Management, L.P.	1.00%*	-32.68%	8.89%	12.10%
Allocation	Goldman Sachs Trend Driven Allocation (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.97%*	-19.16%	0.92%	3.23%
Allocation	Delaware Ivy VIP Asset Strategy (Class II Shares) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited	0.87%*	-14.71%	4.32%	4.46%
Natural Resources Equity	Delaware Ivy VIP Natural Resources (Class II Shares) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.25%	17.72%	1.98%	0.23%
Technology Equity	Delaware Ivy VIP Science and Technology (Class II Shares) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%	-32.12%	8.43%	12.13%
Large Cap Growth Equity	Janus Henderson Research Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	0.81%	-30.06%	7.90%	11.16%
Foreign Large Cap Blend Equity	Janus Henderson Overseas Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	1.14%	-8.84%	5.20%	3.72%
World Large Cap Equity	Janus Henderson Global Research Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	0.89%	-19.61%	6.29%	8.88%
Allocation	Janus Henderson Balanced Portfolio (Service Shares) Adviser: Janus Capital Management LLC	0.86%	-16.62%	6.42%	8.16%
Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	0.82%*	-13.90%	0.25%	1.10%
Mid Cap Value Equity	LVIP JPMorgan Mid Cap Value Fund (Standard Shares)(1) Adviser: Lincoln Investment Advisors Corporation Subadviser: J.P. Morgan Investment Management Inc.	0.73%	-8.16%	6.00%	9.98%
Small Cap Blend Equity	LVIP JPMorgan Small Cap Core Fund (Standard Shares)(1) Adviser: Lincoln Investment Advisors Corporation Subadviser: J.P. Morgan Investment Management Inc.	0.76%	-19.35%	4.07%	9.59%
Small Cap Blend Equity	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.15%*	-15.52%	4.04%	8.94%

Form 8504.1-USP

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Emerging Markets Equity	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.38%	-15.12%	-3.19%	-0.12%
Foreign Large Cap Blend Equity	Lazard Retirement International Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.11%*	-15.01%	0.28%	3.41%
Allocation	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.05%*	-17.38%	0.52%	4.55%
Large Cap Blend Equity	ClearBridge Variable Dividend Strategy Portfolio (Class I Shares) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	-8.10%	9.45%	11.42%
Large Cap Value Equity	ClearBridge Variable Large Cap Value Portfolio (Class I Shares) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	-6.43%	7.86%	10.53%
Intermediate Core-Plus Bond	Western Asset Core Plus VIT Portfolio (Class II Shares) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company, LLC, Western Asset Management Company Limited in London, Western Asset Management Company Pte Ltd in Singapore Western Asset Management Company Ltd in Japan	0.76%	-17.28%	-0.80%	1.47%
Mid Cap Growth Equity	MFS® Mid Cap Growth Series (Service Class) Adviser: Massachusetts Financial Services Company	1.05%*	-28.79%	9.03%	12.25%
Small Cap Growth Equity	MFS® New Discovery Series (Service Class) Adviser: Massachusetts Financial Services Company	1.12%*	-29.99%	7.53%	9.71%
Allocation	MFS® Total Return Series (Service Class) Adviser: Massachusetts Financial Services Company	0.86%*	-9.84%	4.91%	7.07%
Large Cap Growth Equity	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) Adviser: Massachusetts Financial Services Company	0.98%*	-19.45%	11.67%	13.01%
Real Cap Growth Equity	Morgan Stanley VIF U.S. Real Estate Portfolio (Class II Shares) Adviser: Morgan Stanley Investment Management Inc.	1.07%*	-27.22%	-1.68%	3.06%
Large Cap Growth Equity	Morgan Stanley VIF Growth Portfolio (Class II Shares) Adviser: Morgan Stanley Investment Management Inc.	0.82%*	-60.16%	3.99%	11.57%
Mid Cap Growth Equity	AMT Mid Cap Intrinsic Value Portfolio (S Class Shares) Adviser: Neuberger Berman Investment Advisers LLC	1.25%*	-9.95%	2.67%	8.14%
Inflation Protected Bond	PIMCO Real Return Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.77%	-11.90%	1.96%	0.90%
Global Bond	PIMCO Global Bond Opportunities Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.96%	-11.00%	-0.92%	-0.31%
Commodities	PIMCO CommodityRealReturn® Strategy Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	1.29%*	8.61%	7.03%	-1.56%

Form 8504.1-USP

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Ultrashort Bond	PIMCO Short-Term Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.61%	-0.15%	1.27%	1.35%
Short Term Bond	PIMCO Low Duration Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.67%	-5.47%	0.08%	0.42%
Large Cap Growth Equity	PSF PGIM Jennison Growth Portfolio (Class II Shares)(1) Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.02%	-37.85%	7.96%	12.64%
Large Cap Growth Equity	PSF PGIM Jennison Focused Blend Portfolio (Class II Shares)(1) Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.26%	-26.04%	6.32%	10.06%
Small Cap Value Equity	Royce Small-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.15%	-9.20%	3.39%	6.33%
Small Cap Blend Equity	Royce Micro-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.16%	-22.43%	6.30%	5.73%

(1)	Available only in contracts with value allocated to this Fund as of May 1, 2023.
(2)	Class 4 Shares for contracts applied for on or after May 1, 2008. Class 2 Shares for contracts applied for before May 1, 2008.
(3)	Service Shares for contracts applied for on or after May 1, 2008. Institutional Class Shares for contracts applied for before May 1, 2008.

*	Annual expenses reflect temporary fee reductions.

Investment Options Available with Certain Optional Riders

Income Opportunity GLWB

Option 1 – Select A Single Option

Allocation: 100%

Investment Options

ON Moderately Conservative Model Portfolio
ON Balanced Model Portfolio

Option 2 – Select Multiple Options

Allocations:

	Minimum	Maximum
Any individual investment option included in any of the Categories	0%	50%
Category 1 Investment Options	20%	50%
Category 2 Investment Options	20%	80%
Category 3 Investment Options	0%	20%
Category 4 Investment Options	0%	10%

Investment Options:

CATEGORY 1	ON Bond Portfolio ON Federated Core Plus Bond Portfolio Fidelity® VIP Government Money Market Portfolio Janus Henderson Flexible Bond Portfolio Western Asset Core Plus VIT Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio

Form 8504.1-USP

CATEGORY 2

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON Federated High Income Bond Portfolio

ON Risk Managed Balanced Portfolio

ON BlackRock Advantage International Equity Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

ON iShares Managed Risk Balanced Portfolio

ON iShares Managed Risk Moderate Growth Portfolio

ON iShares Managed Risk Growth Portfolio

ON U.S. Low Volatility Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

Invesco V.I. Balanced-Risk Allocation Fund

Fidelity® VIP Target Volatility Portfolio

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Trend Driven Allocation Fund

Janus Henderson Balanced Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

ClearBridge Variable Large Cap Value Portfolio

MFS® Total Return Series

PIMCO Global Bond Opportunities Portfolio (Unhedged)

CATEGORY 3

ON Janus Henderson Forty Portfolio

ON AB Mid Cap Core Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON Nasdaq-100® Index Portfolio

ON S&P MidCap 400® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

AB VPS Relative Value Portfolio

Invesco V.I. EQV International Equity Fund

Federated Hermes Kaufmann Fund II

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Mid Cap Portfolio

Franklin DynaTech VIP Fund

Franklin Allocation VIP Fund

Franklin Income VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs U.S. Equity Insights Fund

Janus Henderson Research Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

ClearBridge Variable Dividend Strategy Portfolio

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Massachusetts Investors Growth Stock Portfolio

CATEGORY 4

ON BlackRock Advantage Small Cap Growth Portfolio

ON AB Small Cap Portfolio

AB VPS Small Cap Growth Portfolio

Fidelity® VIP Real Estate Portfolio

Goldman Sachs Large Cap Value Fund

Delaware Ivy VIP Natural Resources

Delaware Ivy VIP Science and Technology

Delaware Ivy VIP Asset Strategy

Janus Henderson Overseas Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley VIF Growth Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

GLWB Preferred I.S.

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Investment Options:

CATEGORY 1	ON Risk Managed Balanced Portfolio ON iShares Managed Risk Balanced Portfolio ON iShares Managed Risk Moderate Growth Portfolio	AB VPS Global Risk Allocation-Moderate Portfolio Franklin VolSmart Allocation VIP Fund

Form 8504.1-USP

CATEGORY 2	ON Balanced Model Portfolio ON BlackRock Balanced Allocation Portfolio ON U.S. Low Volatility Portfolio ON iShares Manages Risk Growth Portfolio

Invesco V.I. Balanced-Risk Allocation Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Trend Driven Allocation Fund

Janus Henderson Balanced Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

MFS® Total Return Series

GLWB Plus and GPP (2012) Applied for on or after October 1, 2012

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Investment Options:

CATEGORY 1	ON Risk Managed Balanced Portfolio ON iShares Managed Risk Balanced Portfolio ON iShares Managed Risk Moderate Growth Portfolio	AB VPS Global Risk Allocation-Moderate Portfolio Franklin VolSmart Allocation VIP Fund
CATEGORY 2

ON Balanced Model Portfolio

ON BlackRock Balanced Allocation Portfolio

ON U.S. Low Volatility Portfolio

ON iShares Managed Risk Growth Portfolio

Invesco V.I. Balanced-Risk Allocation Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Trend Driven Allocation Fund Janus Henderson Balanced Portfolio Lazard Retirement Global Dynamic Multi-Asset Portfolio MFS® Total Return Series

GLWB Plus and GPP (2012) Applied for prior to October 1, 2012

Allocations:

	Minimum	Maximum
Category 1 Investment Options	50%	100%
Category 2 Investment Options	0%	50%

Investment Options:

CATEGORY 1	ON Risk Managed Balanced Portfolio ON iShares Managed Risk Balanced Portfolio	ON iShares Managed Risk Moderate Growth Portfolio ON iShares Managed Risk Growth Portfolio
CATEGORY 2

ON BlackRock Balanced Allocation Portfolio

ON U.S. Low Volatility Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

Invesco V.I. Balanced-Risk Allocation Fund

Fidelity® VIP Target Volatility Portfolio

Franklin VolSmart Allocation VIP Fund Goldman Sachs Trend Driven Allocation Fund Lazard Retirement Global Dynamic Multi-Asset Portfolio

GLWB, GLWB (2011), GLWB (2012)

Option 1 – Select A Single Option

Allocation: 100%

Form 8504.1-USP

Investment Options

ON Moderately Conservative Model Portfolio
ON Balanced Model Portfolio
ON Moderate Growth Model Portfolio

Option 2 – Select Multiple Options

Allocations:

	Minimum	Maximum
Category 1 Investment Options	30%	60%
Category 2 Investment Options	0%	70%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	15%

Investment Options:

CATEGORY 1	ON Bond Portfolio Fidelity® VIP Government Money Market Portfolio Janus Henderson Flexible Bond Portfolio Western Asset Core Plus VIT Portfolio	ON Federated Core Plus Bond Portfolio PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio
CATEGORY 2

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

ON iShares Managed Risk Balanced Portfolio

ON iShares Managed Moderate Growth Portfolio

ON iShares Managed Risk Growth Portfolio

ON U.S. Low Volatility Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Relative Value Portfolio

Invesco V.I. Balanced-Risk Allocation Fund

Appreciation Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Income VIP Fund

Franklin DynaTech VIP Fund

Franklin Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Trend Driven Allocation Fund

Delaware Ivy VIP Asset Strategy

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

MFS® Total Return Series

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley VIF Growth Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

CATEGORY 3

ON BlackRock Advantage International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated High Income Bond Portfolio

ON AB Mid Cap Core Portfolio

Invesco V.I. EQV International Equity Fund

Federated Hermes Kaufmann Fund II

Fidelity® VIP Mid Cap Portfolio

Janus Henderson Overseas Portfolio Janus Henderson Global Research Portfolio Lazard Retirement International Equity Portfolio MFS® Mid Cap Growth Series AMT Mid Cap Intrinsic Value Portfolio

Form 8504.1-USP

CATEGORY 4

ON AB Small Cap Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB VPS Small Cap Growth Portfolio

Fidelity® VIP Real Estate Portfolio

Delaware Ivy VIP Natural Resources

Delaware Ivy VIP Science and Technology

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® New Discovery Series

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

GMIB Plus with Annual Reset (2009)

Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account. Any portion that is not allocated to the Fixed Accumulation Account must be allocated in accordance with Option 1 or 2.

Option 1 – Select A Single Option

Allocation: 100%

Investment Options:

ON Moderately Conservative Model Portfolio
ON Balanced Model Portfolio

Option 2 – Select Multiple Options

Allocations:

	Minimum	Maximum
Category 1 Investment Options	30%	60%
Category 2 Investment Options	0%	70%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	15%

Investment Options:

CATEGORY 1	ON Bond Portfolio Fidelity® VIP Government Money Market Portfolio Janus Henderson Flexible Bond Portfolio Western Asset Core Plus VIT Portfolio	ON Federated Core Plus Bond Portfolio PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio
CATEGORY 2

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

ON iShares Managed Risk Balanced Portfolio

ON iShares Managed Risk Moderate Growth Portfolio

ON iShares Managed Risk Growth Portfolio

ON U.S. Low Volatility Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Relative Value Portfolio

Invesco V.I. Balanced-Risk Allocation Fund

Appreciation Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Income VIP Fund

Franklin DynaTech VIP Fund

Franklin Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Trend Driven Allocation Fund

Delaware Ivy VIP Asset Strategy

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

MFS® Total Return Series

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley VIF Growth Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Form 8504.1-USP

CATEGORY 3

ON BlackRock Advantage International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated High Income Bond Portfolio

ON AB Mid Cap Core Portfolio

Invesco V.I. EQV International Equity Fund

Federated Hermes Kaufmann Fund II

Fidelity® VIP Mid Cap Portfolio

Janus Henderson Overseas Portfolio Janus Henderson Global Research Portfolio Lazard Retirement International Equity Portfolio MFS® Mid Cap Growth Series AMT Mid Cap Intrinsic Value Portfolio
CATEGORY 4

ON AB Small Cap Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB VPS Small Cap Growth Portfolio

Fidelity® VIP Real Estate Portfolio

Delaware Ivy VIP Natural Resources

Delaware Ivy VIP Science and Technology

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® New Discovery Series

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Combo Death Benefit

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	50%
Category 2 Investment Options	0%	75%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	10%

Investment Options:

CATEGORY 1	ON Bond Portfolio ON Federated Core Plus Bond Portfolio Fidelity® VIP Government Money Market Portfolio Janus Henderson Flexible Bond Portfolio Western Asset Core Plus VIT Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio

Form 8504.1-USP

CATEGORY 2

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

ON AB Mid Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

ON iShares Managed Risk Balanced Portfolio

ON iShares Managed Risk Moderate Growth Portfolio

ON iShares Managed Risk Growth Portfolio

ON U.S. Low Volatility Portfolio

AB VPS Relative Value Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

Invesco V.I. Balanced-Risk Allocation Fund

Appreciation Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

Franklin Income VIP Fund

Franklin VolSmart Allocation VIP Fund

Franklin Allocation VIP Fund

MFS® Total Return Series

MFS® Massachusetts Investors Growth Stock Portfolio

AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 3

ON AB Small Cap Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON Janus Henderson Forty Portfolio

Invesco V.I. EQV International Equity Fund

Federated Hermes Kaufmann Fund II

Fidelity® VIP Mid Cap Portfolio

Franklin DynaTech VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Trend Driven Allocation Fund

Delaware Ivy VIP Asset Strategy

Delaware Ivy VIP Science and Technology

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

MFS® Mid Cap Growth Series

Morgan Stanley VIF Growth Portfolio

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

CATEGORY 4

ON BlackRock Advantage International Equity Portfolio

ON Federated High Income Bond Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB VPS Small Cap Growth Portfolio

Fidelity® VIP Real Estate Portfolio

Delaware Ivy VIP Natural Resources

Janus Henderson Overseas Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® New Discovery Series

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

Form 8504.1-USP

This summary prospectus incorporates by reference the ONcore Wrap prospectus and Statement of Additional Information (SAI), both dated May 1, 2023, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract ID No.: C000035466

Form 8504.1-USP

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